REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2010
Regulatory Matters (Tables) [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
Schedule of regulatory capital, minimum capital required and the Basel ratio

	Unaudited
	Financial institutions (partial consolidation)		Full consolidation
	2010	2009	2010	2009
Regulatory capital
Tier I	60,192	55,624	62,240	57,706
Tier II	18,652	12,837	18,652	12,837
Other deductions required by the Central Bank of Brazil	(173)	(28)	(173)	(28)
Total	78,671	68,433	80,719	70,515
Minimum regulatory capital required	54,722	44,299	57,525	46,513
Capital to risk-weighted assets ratio - %	15.8	17.0	15.4	16.7
Excess of regulatory capital over minimum regulatory capital required	23,949	24,134	23,194	24,002

Schedule Of Ratio and Excess Of Capita Ln Relation To Maximum Fixed Assets [Table Text Block]
Schedule of ratio and the excess of capital in relation to the maximum fixed assets
	Unaudited
	Financial institutions (partial consolidation)		Full consolidation
	2010	2009	2010	2009
Fixed assets ratio - %	37.3	32.9	14.5	15.4
Capital excess in relation to fixed assets ratio	9,976	11,711	28,669	24,397